Prepaid expenses and deposits - Schedule of Prepaid expenses and deposits (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Prepaid Expenses And Deposits Abstract
Research and development	$ 27,790	$ 26,348
Insurance	47,197	36,162
Other prepaids and deposits	378,237	6,526
Total prepaid expenses and deposits	$ 453,224	$ 69,036